Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The Company recognized income tax expense of $5.2 million, $4.4 million and $1.8 million during the years ended December 31, 2019, 2018 and 2017, respectively, which consists of the following (in thousands):

	2019	2018	2017
Current provision
Federal	$(85)	$(100)	$173
State	43	222	62

Total current provision	(42)	122	235

Deferred provision
Federal	3,740	3,256	955
State	1,501	1,044	564

Total deferred provision	5,241	4,300	1,519

Total income tax expense	$5,199	$4,422	$1,754

Reconciliation of Expected Income Taxes

A reconciliation of the “expected” income taxes computed by applying the federal statutory income tax rate to the total expense is as follows (in thousands):

	2019	2018	2017
Computed “expected” tax (benefit) expense	$(139)	$3,197	$3,422
Increase (decrease) in income taxes resulting from:
State income taxes	1,535	1,219	2
Return-to-provision	49	—	—
Permanent items	4,054	(264)	190
Enacted rate change	—	—	(1,755)
Other	(300)	270	(105)

Total income tax expense	$5,199	$4,422	$1,754

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities were as follows at December 31, 2019 and 2018 (in thousands):

	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$6,633	$4,192
Location contracts acquired	4,699	1,887
Other	260	1,032

	11,592	7,111

Deferred tax liabilities:
Property and equipment	24,568	16,006

	$(12,976)	$(8,895)

Summary of Carryforwards of Net Operating Losses

The following table summarizes carryforwards of net operating losses as of December 31, 2019 and 2018 (in thousands):

	2019		2018
	Amount	Expiration	Amount	Expiration
Federal net operating losses	$27,873	2033 - 2039	$17,942	2031 - 2038
State net operating losses	14,454	2024 - 2031	5,655	2023 - 2030